Interim Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Discount on Common Stock [Member]	Common Stock to be Issued [Member]	Obligation to Issue Warrants [Member]	Preferred Stock [Member]	Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 634	$ 22,415,121	$ (69,838)			$ 4,872,732	$ 1,465,389	$ (42,054,821)	$ (13,370,783)
Balance, shares at Dec. 31, 2018	634,471
Shares to be issued for cash				23,453					23,453
Shares to be issued for cash, shares
Shares issued and to be issued for services	$ 72	63,365		1,224,000					1,287,437
Shares issued and to be issued for services, shares	72,295
Shares issued on conversion of debt	$ 408	506,060							506,468
Shares issued on conversion of debt, shares	407,536
Shares issued for debt settlement	$ 32	37,728							37,760
Shares issued for debt settlement, shares	32,000
Shares to be issued and warrants issued for restructure of preferred shares and debt		5,075,436		6,154,801		(4,872,732)			6,357,505
Preferred shares issued for services						200			200
Shares and warrants issued for services	$ 63,437
Shares and warrants issued for services, shares	72,295
Net loss for the period							(93,044)	(3,078,120)	(3,171,164)
Ending balance, value at Dec. 31, 2019	$ 1,146	28,097,710	(69,838)	7,402,254		200	1,372,345	(45,132,941)	(8,329,124)
Balance, shares at Dec. 31, 2019	1,146,302
Shares to be issued for cash	$ 192	99,839							100,031
Shares to be issued for cash, shares	191,865
Shares issued on conversion of debt	$ 4,981	1,095,798							1,100,779
Shares issued on conversion of debt, shares	4,978,451
Preferred shares issued for services						767,040			767,040
Shares and warrants issued for services	$ 1,503	744,896							746,399
Shares and warrants issued for services, shares	1,503,000
Shares issued for share-settled debt	$ 612	42,245		171,429					214,286
Shares issued for share-settled debt, shares	612,244
Issuance of shares to be issued	$ 9,430	7,392,824		(7,402,254)
Issuance of shares to be issued, shares	9,430,146
Net loss for the period							97,491	(6,124,854)	(6,027,363)
Ending balance, value at Jun. 30, 2020	$ 17,864	37,473,312	(69,838)	171,429		767,240	1,469,836	(51,257,795)	(11,427,952)
Balance, shares at Jun. 30, 2020	17,862,008
Beginning balance, value at Dec. 31, 2019	$ 1,146	28,097,710	(69,838)	7,402,254		200	1,372,345	(45,132,941)	$ (8,329,124)
Balance, shares at Dec. 31, 2019	1,146,302
Shares to be issued for cash, shares	191,865								8,062,244
Shares issued and to be issued for services	$ 4,303	1,356,481							$ 1,360,784
Shares issued and to be issued for services, shares	4,303,000
Shares issued on conversion of debt	$ 52,941	3,524,064							3,577,005
Shares issued on conversion of debt, shares	52,937,999
Preferred shares issued for services						2,107,040			2,107,040
Shares and warrants issued for services	$ 1,360,784
Shares and warrants issued for services, shares	4,303,000
Issuance of shares to be issued	$ 16,880	7,504,574		(7,521,454)
Issuance of shares to be issued, shares	16,880,146
Warrants issued for cash		768,008							768,008
Warrants issued for settlement of debt		328,329							328,329
Obligation to issue warrants					163,998				163,998
Shares issued on conversion of preferred shares	$ 17,944	1,578,687				(22,560)			1,574,071
Shares issued on conversion of preferred shares, shares	17,942,892
Net loss for the period							(120,263)	(6,177,099)	(6,297,362)
Shares to be issued for cash	$ 192	99,839							100,031
Shares to be issued for cash, shares	191,865
Shares issued and to be issued for debt settlement	$ 612	42,245		1,555,244					1,598,101
Shares issued for debt settlement, shares	2,363,532
Ending balance, value at Dec. 31, 2020	$ 94,018	43,299,937	(69,838)	1,436,044	163,998	2,084,680	1,252,082	(51,310,040)	(3,049,119)
Balance, shares at Dec. 31, 2020	95,765,736
Shares to be issued for cash, shares	115,000
Shares issued on conversion of debt	$ 2,140,976
Shares issued on conversion of debt, shares	10,839,138
Shares issued for debt settlement	$ 8,254	1,488,625		(1,436,044)					60,835
Shares issued for debt settlement, shares	8,253,975
Preferred shares issued for services						849,600			849,600
Cancellation of shares due to duplicate issuance
Cancellation of shares due to duplicate issuance, shares	(1,751,288)
Shares and warrants issued for services	$ 1,780	577,968		149,500	(163,998)				565,250
Shares and warrants issued for services, shares	1,780,000
Shares issued on conversion of preferred shares	$ 10,840	2,130,136				(878,680)			1,262,296
Shares issued on conversion of preferred shares, shares	10,839,138
Net loss for the period							(9,797)	(2,427,829)	(2,437,626)
Ending balance, value at Jun. 30, 2021	$ 114,892	$ 47,496,666	$ (69,838)	$ 149,500		$ 2,055,600	$ 1,242,285	$ (53,737,869)	$ (2,748,764)
Balance, shares at Jun. 30, 2021	114,887,561